Goodwill and Intangible Assets - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Intangible assets with indefinite lives	$ 172	$ 168
Software [member]
Disclosure of detailed information about intangible assets [line items]
Write-downs of intangible assets	$ 5	$ 10	$ 13
Cash-generating units [member]
Disclosure of detailed information about intangible assets [line items]
Cash flow projection period	10 years
Terminal growth rate	2.50%	2.50%
Write-downs of goodwill due to impairment	$ 0	$ 0
Bottom of range [member] | Cash-generating units [member]
Disclosure of detailed information about intangible assets [line items]
Discount rates for determine the recoverable amount	6.00%	8.00%
Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful lives of intangible assets other than goodwill	15 years
Top of range [member] | Cash-generating units [member]
Disclosure of detailed information about intangible assets [line items]
Discount rates for determine the recoverable amount	10.30%	11.00%